Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued liabilities
Schedule of accrued liabilities

	December 31, 2016	December 31, 2015
Other tax payables	$6,653	$7,961
Accrued expense	3,379	13,521
Other payable	5,037	3,064
Other accrual and payables	1,505	2,195

Total accrued liabilities	$16,574	$26,741